Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of our revenue - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of disaggregation of our revenue [Abstract]
Medical training and education services	$ 8,754,120	$ 10,543,852	$ 14,882,763
Assistance in patient-aid projects	7,343,343	7,445,936
Other consulting services	199,307
Total	$ 16,296,770	$ 17,989,788	$ 14,882,763